Debt - Summary of Balances of Debt (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt discount	$ 3,502
Related Parties
Debt Instrument [Line Items]
Debt discount	$ 3,871